Annual Total Returns - FidelityGovernmentMoneyMarketFund-AdvisorMPRO - FidelityGovernmentMoneyMarketFund-AdvisorMPRO - Fidelity Government Money Market Fund	Jun. 29, 2024
Bar Chart Table:
Annual Return, Inception Date	Jul. 06, 2017
Fidelity Government Money Market Fund - Advisor Cl M
Bar Chart Table:
Annual Return 2018	1.20%
Annual Return 2019	1.58%
Annual Return 2020	0.20%
Annual Return 2021	0.01%
Annual Return 2022	1.12%
Annual Return 2023	4.48%